Declaration of Distributions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Text Block [Abstract]
Declaration of Distributions
Note 11. Declaration of Distributions
Cash Distribution Declaration
On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026. In connection with this distribution, stockholders who hold Class T and Class Y shares will be paid an amount equal to approximately $0.001698 per day less the stockholder servicing fee payable per share per day. Such distributions payable to each stockholder of record during a month will be paid the following month.

Note 11. Declaration of Distributions
Cash Distribution Declaration
On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026. In connection with this distribution, stockholders who hold Class T and Class Y shares, will be paid an amount equal to approximately $0.001698 per day per share less the stockholder servicing fee payable per share per day. Such distributions payable to each stockholder of record during a month will be paid the following month.